Accrued Expenses Related Parties and Other (Tables)	12 Months Ended
Jun. 30, 2019
Accrued Expenses Related Parties and Other (Tables)
Schedule of accrued expenses

	June 30, 2019	June 30, 2018

Accrued research and development consulting fees	$40,000	$208,000
Accrued rent (Note 9) - related parties	8,000	10,000
Accrued interest (Note 10) - related parties	37,000	48,000

Total	$85,000	$266,000